OPERATING LEASE COMMITMENTS (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Operating Leased Assets [Line Items]
Remaining 2014	$ 122,600	$ 193,238
Year ending December 31, 2015	236,684	184,726
Year ending December 31, 2016	89,624	89,581
Total	$ 448,908	$ 467,545